Nature of Operations and Summary of Significant Accounting Policies - Unearned Franchise Fee Activity (Details) (USD $)	12 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Jul. 14, 2014
Movement in Deferred Revenue [Roll Forward]
Unearned franchise start up fees	$ 40,000	$ 230,000	$ 60,000
Fees Collected	0	40,000
Fees Earned	0	(80,000)
Fees Repaid (See Note 2)		(150,000)
Unearned franchise start up fees	$ 40,000	$ 40,000	$ 60,000